Credit Risk - Summary of ECL Reconciliation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 863
Ending balance	1,377	£ 863
Recoveries net of collection costs	(24)	(40)	£ (42)
Total credit impairment charge/(release)	645	221	153
Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	863	807
Change in economic scenarios	164	(19)
Changes to model	25	13
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfer of financial instruments	0	0
Net remeasurement of ECL on stage transfer	379	160
New lending and assets purchased	156	70
Assets derecognised - Redemptions and repayments	(90)	(102)
Other	133	183
Assets derecognised - written off	(253)	(249)
Ending balance	1,377	863	807
Net movement in the year	514
Income Statement ECL charge/(release)	767	305
Less: ECL relating to derecognised income	(14)	(13)
Recoveries net of collection costs	(108)	(71)
Total credit impairment charge/(release)	645	221
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	147
Ending balance	216	147
Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	348
Ending balance	592	348
Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	368
Ending balance	569	368
Total exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	310,155	305,464
Change in economic scenarios	0	0
Changes to model	0	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfer of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	57,021	43,257
Assets derecognised - Redemptions and repayments	(53,434)	(42,183)
Other	9,398	3,980
Assets derecognised - written off	(395)	(363)
Ending balance	322,745	310,155	305,464
Net movement in the year	12,590	4,691
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1 ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	147	143
Change in economic scenarios	15	5
Changes to model	0	0
Transfers from Stage 1 to Stage 2	(47)	(11)
Transfers from Stage 2 to Stage 1	110	74
Transfers to Stage 3	(8)	(2)
Transfers from Stage 3	2	1
Transfer of financial instruments	57	62
Net remeasurement of ECL on stage transfer	(101)	(66)
New lending and assets purchased	40	29
Assets derecognised - Redemptions and repayments	(30)	(32)
Other	88	6
Assets derecognised - written off	0	0
Ending balance	216	147	143
Net movement in the year	69
Income Statement ECL charge/(release)	69	4
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	(10)
Total credit impairment charge/(release)	69	(6)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	295,436	290,882
Change in economic scenarios	0	0
Changes to model	0	0
Transfers from Stage 1 to Stage 2	(9,815)	(4,101)
Transfers from Stage 2 to Stage 1	3,178	3,458
Transfers to Stage 3	(385)	(361)
Transfers from Stage 3	12	10
Transfer of financial instruments	(7,010)	(994)
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	55,546	42,415
Assets derecognised - Redemptions and repayments	(50,698)	(40,380)
Other	8,141	3,514
Assets derecognised - written off	(2)	(1)
Ending balance	301,413	295,436	290,882
Net movement in the year	5,977	4,554
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2 ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	348	307
Change in economic scenarios	139	(15)
Changes to model	0	0
Transfers from Stage 1 to Stage 2	47	11
Transfers from Stage 2 to Stage 1	(110)	(74)
Transfers to Stage 3	(61)	(24)
Transfers from Stage 3	21	23
Transfer of financial instruments	(103)	(64)
Net remeasurement of ECL on stage transfer	239	130
New lending and assets purchased	64	32
Assets derecognised - Redemptions and repayments	(42)	(28)
Other	(53)	(14)
Assets derecognised - written off	0	0
Ending balance	592	348	307
Net movement in the year	244
Income Statement ECL charge/(release)	244	41
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	(15)
Total credit impairment charge/(release)	244	26
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,351	12,011
Change in economic scenarios	0	0
Changes to model	0	0
Transfers from Stage 1 to Stage 2	9,815	4,101
Transfers from Stage 2 to Stage 1	(3,178)	(3,458)
Transfers to Stage 3	(1,126)	(595)
Transfers from Stage 3	326	516
Transfer of financial instruments	5,837	564
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	1,371	827
Assets derecognised - Redemptions and repayments	(2,295)	(1,344)
Other	1,072	294
Assets derecognised - written off	0	(1)
Ending balance	18,336	12,351	12,011
Net movement in the year	5,985	340
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3 ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	368	357
Change in economic scenarios	10	(9)
Changes to model	25	13
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	69	26
Transfers from Stage 3	(23)	(24)
Transfer of financial instruments	46	2
Net remeasurement of ECL on stage transfer	241	96
New lending and assets purchased	52	9
Assets derecognised - Redemptions and repayments	(18)	(42)
Other	98	191
Assets derecognised - written off	(253)	(249)
Ending balance	569	368	357
Net movement in the year	201
Income Statement ECL charge/(release)	454	260
Less: ECL relating to derecognised income	(14)	(13)
Recoveries net of collection costs	(108)	(46)
Total credit impairment charge/(release)	332	201
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,368	2,571
Change in economic scenarios	0	0
Changes to model	0	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,511	956
Transfers from Stage 3	(338)	(526)
Transfer of financial instruments	1,173	430
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	104	15
Assets derecognised - Redemptions and repayments	(441)	(459)
Other	185	172
Assets derecognised - written off	(393)	(361)
Ending balance	2,996	2,368	£ 2,571
Net movement in the year	£ 628	£ (203)